Earnings per share (Details) - CAD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Earnings per share [abstract]
Net earnings attributable to common shareholders - basic	$ 596	$ 685	$ 1,473	$ 1,327
Dividends declared per common share (in dollars) (CAD per share)	$ 0.9200	$ 0.8750	$ 1.8400	$ 1.7500
Weighted average number of common shares outstanding (in millions)
Weighted average number of common shares outstanding - basic (in shares)	911,900,000	905,000,000.0	911,000,000.0	904,700,000
Assumed exercise of stock options (in shares)	900,000	300,000	800,000	100,000
Weighted average number of common shares outstanding - diluted (in millions) (in shares)	912,800,000	905,300,000	911,800,000	904,800,000
Shares excluded from calculation of earnings per share (in shares)	0	3,337,131	0	10,458,921